Property, plant and equipment (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Property Plant And Equipment [line items]
Interest costs capitalised	$ 5,021	$ 4,382
Impairment loss recognised in profit or loss, property, plant and equipment	1,390	5,205
Other property, plant and equipment [member]
Property Plant And Equipment [line items]
Impairment loss recognised in profit or loss, property, plant and equipment	0	0
Site Closure Expenses Capitalised	$ 12,967	$ 14,104